Long-term investments - Additional Informational (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Long-term investments	$ 94,159	$ 53,925
Impairment Losses, Investments	8,277	626
Equity investees net loss or income	200	100
Unrealized gains and interest recorded, convertible bonds	900	200
Financial products issued by banks	$ 39,000	0
Financial products issued by banks original maturity period	over one year
Financial products issued by banks weighted average maturity period	1 year 10 months 24 days
Equity Securities, FV-NI, Cost	$ 51,900	$ 36,500
Equity method investments, withdrawal amount	7,700
Equity method investment withdrawal, cash	2,100
Equity method investment, payable	$ 5,600